Offerings	Dec. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed stock options under the Moveworks, Inc. Stock Incentive Plan (2)
Amount Registered | shares	85,439
Proposed Maximum Offering Price per Unit	101.54
Maximum Aggregate Offering Price	$ 8,675,476.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,198.08
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also automatically cover any additional shares of common stock of ServiceNow, Inc. (the “Registrant”) which may become issuable under the Moveworks, Inc. Stock Incentive Plan (the “Stock Incentive Plan”) and the Moveworks, Inc. 2025 Equity Incentive Plan (the “Retention Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction which results in an increase in the number of outstanding shares of the Registrant’s common stock.
Represents 85,439 shares of Registrant common stock issuable in connection with stock options awarded under the Stock Incentive Plan that were assumed by and converted into stock options of the Registrant on December 15, 2025 in connection with the Registrant’s acquisition of Moveworks, Inc.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The offering price per share and aggregate offering price are based upon the weighted average exercise price for shares subject to the outstanding unvested in-the-money options granted pursuant to the Stock Incentive Plan.The offering price per share and aggregate offering price have been estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The computation is based upon the average of the high and low prices of Registrant common stock as reported on the New York Stock Exchange on December 10, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed restricted stock units under the Moveworks, Inc. Stock Incentive Plan (4)
Amount Registered | shares	142
Proposed Maximum Offering Price per Unit	853.60
Maximum Aggregate Offering Price	$ 121,211.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 16.74
Offering Note	Represents 142 shares of Registrant common stock issuable pursuant to outstanding and unvested restricted stock units granted under the Stock Incentive Plan that were assumed by and converted into stock options of the Registrant on December 15, 2025 in connection with the Registrant’s acquisition of Moveworks, Inc..
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed restricted stock units under the Moveworks, Inc. 2025 Equity Incentive Plan (6)
Amount Registered | shares	256,757
Proposed Maximum Offering Price per Unit	853.60
Maximum Aggregate Offering Price	$ 219,167,775.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,267.07
Offering Note	Represents 256,757 shares of Registrant common stock issuable pursuant to outstanding and unvested restricted stock units granted under the Retention Plan that were assumed by and converted into restricted stock units of the Registrant on December 15, 2025 in connection with the Registrant’s acquisition of Moveworks, Inc.